Long-Term Debt, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Long-Term Debt [Abstract]
Secured loan facilities	$ 201,254	$ 210,130
Less: Deferred financing costs	(1,563)	(1,332)
Total	199,691	208,798
Less-current portion	(19,726)	(10,301)
Long-term portion	$ 179,965	$ 198,497